Income Taxes (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at the beginning of the year
Increases related to current year positions
Increases related to prior year positions
Decreases related to prior year positions
Expiration of unrecognized tax benefits
Gross unrecognized tax benefits at the end of the year